Vanguard® Growth and Income Fund
Schedule of Investments (unaudited)
As of June 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (97.3%)
Communication Services (8.7%)
	Alphabet Inc. Class A	2,647,487	482,240
	Meta Platforms Inc. Class A	513,447	258,890
	Alphabet Inc. Class C	1,014,002	185,988
*	Netflix Inc.	220,899	149,080
	T-Mobile US Inc.	425,162	74,905
	Omnicom Group Inc.	571,395	51,254
	AT&T Inc.	1,942,650	37,124
	Electronic Arts Inc.	229,900	32,032
*	Live Nation Entertainment Inc.	161,500	15,139
	Verizon Communications Inc.	328,590	13,551
	Comcast Corp. Class A	209,000	8,185
*	Spotify Technology SA	17,700	5,554
*	Charter Communications Inc. Class A	13,600	4,066
	Iridium Communications Inc.	99,500	2,649
	Warner Music Group Corp. Class A	71,200	2,182
*	Yelp Inc.	40,600	1,500
*	Trade Desk Inc. Class A	13,200	1,289
*	Liberty Broadband Corp. Class C	19,500	1,069
*	Gannett Co. Inc.	221,200	1,020
*	Eventbrite Inc. Class A	182,800	885
	New York Times Co. Class A	15,100	773
	ATN International Inc.	29,200	666
*	Lions Gate Entertainment Corp. Class B	68,300	585
*	Roblox Corp. Class A	14,200	528
*	Lumen Technologies Inc.	466,256	513
*	Liberty Global Ltd. Class A	29,343	512
	Walt Disney Co.	4,700	467
*	EW Scripps Co. Class A	116,900	367
*	Globalstar Inc.	318,436	357
*	Altice USA Inc. Class A	146,700	299
*	Perion Network Ltd.	35,500	296
*	Gogo Inc.	18,113	174
*	Liberty Media Corp. - Liberty SiriusXM Class A	7,500	166
	Scholastic Corp.	4,481	159
*	QuinStreet Inc.	6,800	113
	Fox Corp. Class B	3,100	99
*	WideOpenWest Inc.	18,300	99
*	Liberty Media Corp. - Liberty SiriusXM Class C	3,600	80
*	United States Cellular Corp.	1,400	78
	John Wiley & Sons Inc. Class A	1,900	77
*	Liberty Media Corp. - Liberty Formula One Class A	804	52
	IDT Corp. Class B	1,200	43
*	Liberty Latin America Ltd. Class A	3,700	36
	Entravision Communications Corp. Class A	16,200	33
	Gray Television Inc.	6,300	33
*	Lions Gate Entertainment Corp. Class A	3,462	33
*	AMC Networks Inc. Class A	2,000	19
	Fox Corp. Class A	500	17
*	DHI Group Inc.	7,500	16
*,1	Yandex NV Class A	23,500	—
			1,335,292
Consumer Discretionary (14.1%)
*	Amazon.com Inc.	4,145,175	801,055
	Ross Stores Inc.	1,040,319	151,179
*	Chipotle Mexican Grill Inc.	2,369,726	148,463
	Booking Holdings Inc.	31,873	126,265
*	Tesla Inc.	574,280	113,638
	TJX Cos. Inc.	788,300	86,792
	Marriott International Inc. Class A	302,132	73,046

Vanguard® Growth and Income Fund
		Shares	Market Value ($000)
*	AutoZone Inc.	19,195	56,896
	Home Depot Inc.	155,682	53,592
	Pool Corp.	142,372	43,755
	McDonald's Corp.	171,600	43,731
	Starbucks Corp.	514,500	40,054
	NIKE Inc. Class B	475,721	35,855
*	Ulta Beauty Inc.	78,283	30,207
	DR Horton Inc.	211,450	29,800
	Ralph Lauren Corp.	170,062	29,771
	PulteGroup Inc.	266,710	29,365
	Lennar Corp. Class A	186,962	28,020
*	Royal Caribbean Cruises Ltd.	124,062	19,779
*	Airbnb Inc. Class A	123,400	18,711
	Genuine Parts Co.	127,009	17,568
*	Expedia Group Inc.	133,568	16,828
*	Lululemon Athletica Inc.	55,290	16,515
*	O'Reilly Automotive Inc.	14,050	14,838
	Williams-Sonoma Inc.	48,900	13,808
	Domino's Pizza Inc.	22,840	11,793
	Lowe's Cos. Inc.	49,817	10,983
	eBay Inc.	181,951	9,774
	Hilton Worldwide Holdings Inc.	43,410	9,472
*	Carvana Co.	58,100	7,479
*	Skechers USA Inc. Class A	107,300	7,417
	Wynn Resorts Ltd.	75,230	6,733
	Advance Auto Parts Inc.	90,300	5,719
	Best Buy Co. Inc.	67,800	5,715
	H&R Block Inc.	102,000	5,531
	Tapestry Inc.	118,593	5,075
	Darden Restaurants Inc.	25,125	3,802
	VF Corp.	274,700	3,708
	Leggett & Platt Inc.	277,800	3,184
*	NVR Inc.	371	2,815
*	Deckers Outdoor Corp.	2,900	2,807
*	DraftKings Inc. Class A	68,100	2,599
*	Duolingo Inc.	10,000	2,087
	Las Vegas Sands Corp.	42,900	1,898
*	Adient plc	66,500	1,643
*	Adtalem Global Education Inc.	22,637	1,544
	Foot Locker Inc.	55,700	1,388
	Ford Motor Co.	93,700	1,175
	SharkNinja Inc.	13,900	1,045
*	Coursera Inc.	143,900	1,030
	Aaron's Co. Inc.	97,300	971
	Newell Brands Inc.	148,200	950
*	Chegg Inc.	277,000	875
	Penske Automotive Group Inc.	5,500	820
	Marriott Vacations Worldwide Corp.	9,300	812
	Phinia Inc.	19,300	760
*	Victoria's Secret & Co.	40,400	714
*	Aptiv plc	10,000	704
*	Visteon Corp.	6,500	694
*	Figs Inc. Class A	112,800	601
	Wyndham Hotels & Resorts Inc.	6,768	501
*	Genesco Inc.	18,915	489
*	GoPro Inc. Class A	329,795	468
*	Sleep Number Corp.	39,400	377
	Laureate Education Inc.	24,090	360
	Acushnet Holdings Corp.	5,500	349
*	Playa Hotels & Resorts NV	31,200	262
	General Motors Co.	5,500	255
*	Zumiez Inc.	11,848	231
*	Qurate Retail Inc. Series A	360,400	227
*	CarParts.com Inc.	210,170	210
*	JAKKS Pacific Inc.	8,847	158
*	ODP Corp.	3,700	145
	Group 1 Automotive Inc.	480	143
*	Udemy Inc.	11,900	103
	Harley-Davidson Inc.	2,900	97
*	YETI Holdings Inc.	2,500	95

Vanguard® Growth and Income Fund
		Shares	Market Value ($000)
*	Cooper-Standard Holdings Inc.	7,311	91
*	Universal Electronics Inc.	7,470	87
*	Lovesac Co.	3,489	79
	Monarch Casino & Resort Inc.	1,100	75
*	OneSpaWorld Holdings Ltd.	4,800	74
	Winmark Corp.	200	70
*	Mattel Inc.	4,100	67
*	LL Flooring Holdings Inc.	45,082	64
[2]	Ermenegildo Zegna NV	5,289	63
*	Noodles & Co.	37,600	59
	Cato Corp. Class A	6,605	37
*	Fossil Group Inc.	24,400	35
*	American Public Education Inc.	1,200	21
	ADT Inc.	2,600	20
	Build-A-Bear Workshop Inc.	700	18
*	Container Store Group Inc.	18,000	10
*	Duluth Holdings Inc. Class B	2,768	10
*	2U Inc.	300	2
			2,169,200
Consumer Staples (3.9%)
	Walmart Inc.	1,422,946	96,348
	Procter & Gamble Co.	502,783	82,919
	Costco Wholesale Corp.	79,891	67,907
	Target Corp.	455,360	67,411
	PepsiCo Inc.	345,342	56,957
	Kimberly-Clark Corp.	286,690	39,621
	Colgate-Palmolive Co.	300,720	29,182
	Sysco Corp.	391,294	27,934
	Clorox Co.	156,570	21,367
	Kroger Co.	386,900	19,318
	Altria Group Inc.	339,570	15,467
	Coca-Cola Co.	149,752	9,532
	Archer-Daniels-Midland Co.	126,800	7,665
	Molson Coors Beverage Co. Class B	145,900	7,416
*	Monster Beverage Corp.	142,804	7,133
*	Performance Food Group Co.	81,100	5,361
	Mondelez International Inc. Class A	80,223	5,250
*	Vita Coco Co. Inc.	185,400	5,163
	WK Kellogg Co.	294,900	4,854
	Coca-Cola Europacific Partners plc	55,200	4,022
*	Boston Beer Co. Inc. Class A	11,200	3,417
*	United Natural Foods Inc.	252,500	3,308
	Coca-Cola Consolidated Inc.	2,400	2,604
	Philip Morris International Inc.	20,700	2,098
	Vector Group Ltd.	198,500	2,098
	General Mills Inc.	26,100	1,651
	Walgreens Boots Alliance Inc.	103,443	1,251
	Albertsons Cos. Inc. Class A	46,100	910
	Hormel Foods Corp.	27,900	851
	Estee Lauder Cos. Inc. Class A	7,900	841
	Nu Skin Enterprises Inc. Class A	71,100	749
	Hershey Co.	3,763	692
	Medifast Inc.	24,600	537
	SpartanNash Co.	25,000	469
	Adecoagro SA	42,600	414
*	Hain Celestial Group Inc.	30,800	213
*	BellRing Brands Inc.	3,500	200
	Calavo Growers Inc.	6,400	145
*	Olaplex Holdings Inc.	90,300	139
	Fresh Del Monte Produce Inc.	5,900	129
	Nomad Foods Ltd.	6,100	101
			603,644
Energy (3.9%)
	Exxon Mobil Corp.	1,969,925	226,778
	Shell plc ADR	1,324,181	95,579
	Cheniere Energy Inc.	197,100	34,459
	Marathon Oil Corp.	1,029,870	29,526
	Devon Energy Corp.	581,640	27,570
	Targa Resources Corp.	206,780	26,629

Vanguard® Growth and Income Fund
		Shares	Market Value ($000)
	ConocoPhillips	220,335	25,202
	Kinder Morgan Inc.	893,390	17,752
	Baker Hughes Co.	467,810	16,453
	Occidental Petroleum Corp.	207,350	13,069
	Diamondback Energy Inc.	65,070	13,026
	Chevron Corp.	79,430	12,424
	EOG Resources Inc.	96,390	12,133
	Schlumberger NV	211,600	9,983
	Coterra Energy Inc.	314,890	8,398
	Valero Energy Corp.	37,400	5,863
*	CNX Resources Corp.	137,500	3,341
*	Gulfport Energy Corp.	19,252	2,907
	Williams Cos. Inc.	66,800	2,839
	Marathon Petroleum Corp.	12,700	2,203
*	REX American Resources Corp.	30,700	1,400
	Range Resources Corp.	35,900	1,204
*	Southwestern Energy Co.	171,786	1,156
	Ovintiv Inc. (XNYS)	21,521	1,009
*	Oil States International Inc.	198,105	880
	ChampionX Corp.	18,400	611
	Golar LNG Ltd.	19,300	605
	Murphy Oil Corp.	13,400	553
	Chord Energy Corp.	2,800	470
	Matador Resources Co.	7,000	417
	Delek US Holdings Inc.	12,600	312
	Permian Resources Corp.	19,000	307
*	Teekay Corp.	32,600	292
*	Antero Resources Corp.	7,400	241
	Antero Midstream Corp.	14,500	214
*	CONSOL Energy Inc.	1,703	174
*	Green Plains Inc.	8,992	143
*	TETRA Technologies Inc.	35,100	121
	FutureFuel Corp.	18,700	96
	PBF Energy Inc. Class A	1,680	77
	Halliburton Co.	2,000	68
	VAALCO Energy Inc.	10,486	66
	Civitas Resources Inc.	800	55
	Geopark Ltd.	284	3
			596,608
Financials (11.6%)
	Visa Inc. Class A	798,702	209,635
	Wells Fargo & Co.	2,835,232	168,384
	American Express Co.	662,490	153,400
*	Berkshire Hathaway Inc. Class B	316,827	128,885
	JPMorgan Chase & Co.	472,881	95,645
	Ares Management Corp. Class A	642,259	85,600
	Mastercard Inc. Class A	188,220	83,035
	KKR & Co. Inc.	712,903	75,026
	S&P Global Inc.	157,540	70,263
	Progressive Corp.	329,171	68,372
	M&T Bank Corp.	270,542	40,949
	Tradeweb Markets Inc. Class A	317,522	33,657
	Apollo Global Management Inc.	270,800	31,973
	Synchrony Financial	663,230	31,298
	Cboe Global Markets Inc.	170,857	29,056
*	NU Holdings Ltd. Class A	1,982,900	25,560
	MSCI Inc.	51,580	24,849
	Bank of America Corp.	609,519	24,241
	CME Group Inc.	121,730	23,932
	Capital One Financial Corp.	148,910	20,617
	Fifth Third Bancorp	562,020	20,508
	Cincinnati Financial Corp.	162,390	19,178
	Chubb Ltd.	70,150	17,894
	Travelers Cos. Inc.	77,100	15,678
	MetLife Inc.	219,590	15,413
	Morgan Stanley	149,200	14,501
	Moody's Corp.	33,953	14,292
	Charles Schwab Corp.	191,550	14,115
	W R Berkley Corp.	174,283	13,695

Vanguard® Growth and Income Fund
		Shares	Market Value ($000)
	Zions Bancorp NA	298,150	12,931
*	Arch Capital Group Ltd.	127,629	12,876
*	Fiserv Inc.	82,638	12,316
	US Bancorp	300,570	11,933
	KeyCorp.	830,161	11,797
	Discover Financial Services	89,540	11,713
	Brown & Brown Inc.	94,960	8,490
	PNC Financial Services Group Inc.	53,990	8,394
	Globe Life Inc.	99,898	8,220
	Affiliated Managers Group Inc.	50,110	7,829
	Everest Group Ltd.	18,639	7,102
	Allstate Corp.	42,847	6,841
	Blackstone Inc.	53,500	6,623
	Virtu Financial Inc. Class A	293,900	6,598
	Bank of New York Mellon Corp.	92,700	5,552
	Marsh & McLennan Cos. Inc.	26,278	5,537
	Hartford Financial Services Group Inc.	51,780	5,206
	FS KKR Capital Corp.	248,600	4,905
	T Rowe Price Group Inc.	40,100	4,624
	State Street Corp.	54,000	3,996
	Huntington Bancshares Inc.	223,000	2,939
*	Affirm Holdings Inc.	83,200	2,513
	Unum Group	45,800	2,341
	Federated Hermes Inc.	69,200	2,275
	Assurant Inc.	11,684	1,942
	Principal Financial Group Inc.	22,700	1,781
*	UBS Group AG	55,500	1,639
	Truist Financial Corp.	42,100	1,636
	American International Group Inc.	22,000	1,633
	Western Union Co.	127,100	1,553
	OneMain Holdings Inc.	29,993	1,454
	Enact Holdings Inc.	47,300	1,450
[2]	Burford Capital Ltd.	104,300	1,361
	Citizens Financial Group Inc.	34,300	1,236
	MGIC Investment Corp.	57,100	1,230
*	Enova International Inc.	19,062	1,187
[2]	Blue Owl Capital Corp.	75,900	1,166
	Ameriprise Financial Inc.	2,500	1,068
	Fidelity National Information Services Inc.	13,904	1,048
	Invesco Ltd.	66,500	995
	Jefferies Financial Group Inc.	19,502	970
*	EZCorp. Inc. Class A	84,500	885
	Bank OZK	21,100	865
*	Brighthouse Financial Inc.	16,700	724
	Chimera Investment Corp.	56,600	724
	First American Financial Corp.	13,085	706
	Nasdaq Inc.	11,234	677
	Ladder Capital Corp.	57,500	649
	BOK Financial Corp.	6,976	639
	James River Group Holdings Ltd.	73,400	567
	Ally Financial Inc.	13,200	524
	Regions Financial Corp.	25,800	517
*	Customers Bancorp Inc.	10,219	490
	Loews Corp.	6,299	471
	Aflac Inc.	5,200	464
	Nelnet Inc. Class A	4,500	454
	KKR Real Estate Finance Trust Inc.	49,800	451
*	Oscar Health Inc. Class A	27,800	440
*	Robinhood Markets Inc. Class A	18,700	425
*	LendingClub Corp.	48,600	411
	PROG Holdings Inc.	10,300	357
	Rithm Capital Corp.	32,600	356
	Federal Agricultural Mortgage Corp. Class C	1,934	350
	First Horizon Corp.	22,004	347
*	StoneCo. Ltd. Class A	28,300	339
	Live Oak Bancshares Inc.	8,325	292
*	WEX Inc.	1,600	283
	UWM Holdings Corp.	39,700	275
	Navient Corp.	18,800	274
	PennyMac Mortgage Investment Trust	19,199	264

Vanguard® Growth and Income Fund
		Shares	Market Value ($000)
	First Foundation Inc.	38,093	250
*	Lemonade Inc.	15,100	249
	Granite Point Mortgage Trust Inc.	83,200	247
	Berkshire Hills Bancorp Inc.	9,800	223
	First Internet Bancorp	7,648	207
	Home BancShares Inc.	8,500	204
	Sandy Spring Bancorp Inc.	8,000	195
	Franklin Resources Inc.	7,800	174
*	Green Dot Corp. Class A	18,400	174
	XP Inc. Class A	9,800	172
*	Encore Capital Group Inc.	3,895	163
	Bank of NT Butterfield & Son Ltd.	4,300	151
	Northern Trust Corp.	1,700	143
	Prudential Financial Inc.	1,000	117
	Brightspire Capital Inc.	19,400	111
*	PRA Group Inc.	4,900	96
	Hanmi Financial Corp.	5,673	95
	Eagle Bancorp Inc.	4,900	93
*	Paysafe Ltd.	4,175	74
*	NerdWallet Inc. Class A	4,900	72
	HomeTrust Bancshares Inc.	1,362	41
*	Bancorp Inc.	800	30
	Stifel Financial Corp.	347	29
*	MBIA Inc.	3,052	17
*	Open Lending Corp. Class A	2,400	13
*	PayPal Holdings Inc.	200	12
	Central Pacific Financial Corp.	300	6
			1,784,129
Health Care (10.6%)
	Eli Lilly & Co.	285,066	258,093
	Merck & Co. Inc.	1,805,000	223,459
	AbbVie Inc.	672,860	115,409
*	Boston Scientific Corp.	1,254,134	96,581
	Humana Inc.	241,660	90,296
	UnitedHealth Group Inc.	177,059	90,169
*	Vertex Pharmaceuticals Inc.	191,967	89,979
	Labcorp Holdings Inc.	315,163	64,139
*	Edwards Lifesciences Corp.	694,261	64,129
*	Centene Corp.	814,267	53,986
	Johnson & Johnson	360,749	52,727
	Pfizer Inc.	1,816,900	50,837
	Stryker Corp.	115,630	39,343
	Elevance Health Inc.	60,666	32,872
	Gilead Sciences Inc.	473,110	32,460
	Amgen Inc.	101,796	31,806
	Bristol-Myers Squibb Co.	631,628	26,232
	ResMed Inc.	115,460	22,101
	Cigna Group	62,330	20,604
	HCA Healthcare Inc.	56,913	18,285
	Thermo Fisher Scientific Inc.	26,000	14,378
	Zoetis Inc.	67,890	11,769
*	Molina Healthcare Inc.	36,352	10,807
	Alcon Inc.	116,800	10,405
*	Medpace Holdings Inc.	24,747	10,192
	Becton Dickinson & Co.	36,000	8,414
*	IQVIA Holdings Inc.	39,350	8,320
	Cardinal Health Inc.	81,600	8,023
*	Regeneron Pharmaceuticals Inc.	6,700	7,042
	Medtronic plc	80,900	6,368
*	Incyte Corp.	101,350	6,144
*	Intuitive Surgical Inc.	11,836	5,265
*	Alnylam Pharmaceuticals Inc.	16,000	3,888
*	ACADIA Pharmaceuticals Inc.	235,800	3,832
	Abbott Laboratories	33,338	3,464
*	Insulet Corp.	16,644	3,359
*	Sarepta Therapeutics Inc.	16,500	2,607
*	Biohaven Ltd.	73,300	2,544
	Universal Health Services Inc. Class B	13,300	2,460
*	Hologic Inc.	33,000	2,450

Vanguard® Growth and Income Fund
		Shares	Market Value ($000)
	Cooper Cos. Inc.	26,100	2,279
	Embecta Corp.	144,000	1,800
	Cencora Inc.	7,900	1,780
*	Corcept Therapeutics Inc.	54,000	1,754
*	Neurocrine Biosciences Inc.	11,800	1,625
	Patterson Cos. Inc.	65,800	1,587
*	QuidelOrtho Corp.	43,000	1,428
*	Nuvalent Inc. Class A	17,000	1,290
*	Celldex Therapeutics Inc.	34,604	1,281
	Revvity Inc.	11,800	1,237
*	Viking Therapeutics Inc.	20,500	1,087
	Zimmer Biomet Holdings Inc.	9,400	1,020
*	Merus NV	17,063	1,010
*	Illumina Inc.	9,400	981
	West Pharmaceutical Services Inc.	2,926	964
*	Solventum Corp.	17,000	899
*	Nevro Corp.	101,100	851
*	IDEXX Laboratories Inc.	1,700	828
*	Owens & Minor Inc.	48,400	653
*	Ideaya Biosciences Inc.	15,900	558
*	Enanta Pharmaceuticals Inc.	42,400	550
*	DexCom Inc.	4,450	505
*	Vir Biotechnology Inc.	44,500	396
	Baxter International Inc.	11,800	395
*	LivaNova plc	6,700	367
*	Surmodics Inc.	6,600	277
*	Travere Therapeutics Inc.	29,000	238
*	Ironwood Pharmaceuticals Inc.	35,700	233
*	Exelixis Inc.	10,100	227
*	Zimvie Inc.	12,351	225
*	Akero Therapeutics Inc.	9,500	223
*	Fulcrum Therapeutics Inc.	33,700	209
*	Amylyx Pharmaceuticals Inc.	108,900	207
*	Pediatrix Medical Group Inc.	27,300	206
*	ModivCare Inc.	7,700	202
*	TG Therapeutics Inc.	11,300	201
*	Fate Therapeutics Inc.	58,287	191
*	Rapt Therapeutics Inc.	50,400	154
*	Integra LifeSciences Holdings Corp.	3,800	111
*	Myriad Genetics Inc.	4,100	100
*	Mersana Therapeutics Inc.	44,335	89
*	Silk Road Medical Inc.	2,600	70
*	Edgewise Therapeutics Inc.	3,900	70
*	Kodiak Sciences Inc.	29,300	69
*	AngioDynamics Inc.	10,400	63
*	Praxis Precision Medicines Inc.	1,500	62
*	Scholar Rock Holding Corp.	7,278	61
*	OmniAb Inc.	15,700	59
*	Replimune Group Inc.	6,200	56
*	Crinetics Pharmaceuticals Inc.	1,200	54
*	OptimizeRx Corp.	5,000	50
*	CVRx Inc.	4,200	50
*	Ultragenyx Pharmaceutical Inc.	1,200	49
*	PTC Therapeutics Inc.	1,500	46
*	Qiagen NV	889	37
*	uniQure NV	8,064	36
*	Inotiv Inc.	21,400	36
*	Intra-Cellular Therapies Inc.	500	34
*	Brookdale Senior Living Inc.	4,815	33
*	CorMedix Inc.	7,600	33
*	GRAIL Inc.	1,567	24
*	Joint Corp.	1,554	22
*,2	Semler Scientific Inc.	600	21
*	Quanterix Corp.	1,400	19
*	Accuray Inc.	8,076	15
*	Ventyx Biosciences Inc.	6,500	15
	Agilent Technologies Inc.	100	13
*	Allakos Inc.	12,200	12
*	Protagonist Therapeutics Inc.	300	10
*	Sangamo Therapeutics Inc.	25,100	9

Vanguard® Growth and Income Fund
		Shares	Market Value ($000)
*	CareDx Inc.	395	6
*,1	Radius Health Inc. CVR	17,800	1
*	Xeris Biopharma Holdings Inc.	33	—
*,3	Scilex Holding Co. (Acquired 1/6/23, Cost $681)	65	—
			1,636,591
Industrials (7.6%)
	General Dynamics Corp.	442,919	128,509
*	Uber Technologies Inc.	1,230,496	89,432
	Caterpillar Inc.	208,898	69,584
	Leidos Holdings Inc.	437,933	63,886
	Lockheed Martin Corp.	135,980	63,516
	Fortive Corp.	703,128	52,102
	Westinghouse Air Brake Technologies Corp.	293,746	46,427
	Waste Management Inc.	208,551	44,492
	Cintas Corp.	63,211	44,264
	Automatic Data Processing Inc.	135,342	32,305
*	Builders FirstSource Inc.	221,776	30,696
	Otis Worldwide Corp.	309,486	29,791
	Trane Technologies plc	82,650	27,186
	Parker-Hannifin Corp.	52,967	26,791
	WW Grainger Inc.	28,917	26,090
	Delta Air Lines Inc.	527,914	25,044
	Howmet Aerospace Inc.	310,036	24,068
	Eaton Corp. plc	75,290	23,607
	General Electric Co.	125,120	19,890
	Textron Inc.	223,688	19,206
	Northrop Grumman Corp.	42,900	18,702
*	Boeing Co.	93,560	17,029
	Fastenal Co.	256,441	16,115
	TransDigm Group Inc.	12,460	15,919
	PACCAR Inc.	150,719	15,515
	Xylem Inc.	96,520	13,091
	RTX Corp.	113,434	11,388
	United Parcel Service Inc. Class B (XNYS)	79,785	10,919
	A O Smith Corp.	129,201	10,566
	Snap-on Inc.	39,100	10,220
	AerCap Holdings NV	105,681	9,849
	Union Pacific Corp.	40,300	9,118
*	NEXTracker Inc. Class A	187,100	8,771
	FedEx Corp.	25,900	7,766
	Carrier Global Corp.	120,572	7,606
	Emerson Electric Co.	64,200	7,072
	Illinois Tool Works Inc.	29,260	6,933
	KBR Inc.	94,800	6,080
	CH Robinson Worldwide Inc.	65,300	5,754
	Johnson Controls International plc	76,400	5,078
*	Fluor Corp.	114,300	4,978
	Honeywell International Inc.	23,100	4,933
	Verisk Analytics Inc.	18,061	4,868
*	Parsons Corp.	57,738	4,724
	Paycom Software Inc.	26,100	3,733
*	United Airlines Holdings Inc.	70,690	3,440
	Ingersoll Rand Inc. (XYNS)	31,925	2,900
	Wabash National Corp.	119,694	2,614
	Quanta Services Inc.	9,880	2,510
	Deere & Co.	6,700	2,503
	United Rentals Inc.	3,600	2,328
*	Masterbrand Inc.	145,023	2,129
	Advanced Drainage Systems Inc.	12,300	1,973
	Republic Services Inc.	8,901	1,730
	Hexcel Corp.	22,800	1,424
*	Blue Bird Corp.	25,600	1,379
	Valmont Industries Inc.	4,900	1,345
*	Legalzoom.com Inc.	142,804	1,198
	Shyft Group Inc.	83,500	990
	Brady Corp. Class A	14,979	989
	Pentair plc	12,900	989
	CSX Corp.	27,300	913
	AECOM	9,900	873

Vanguard® Growth and Income Fund
		Shares	Market Value ($000)
	Huntington Ingalls Industries Inc.	3,500	862
	Enerpac Tool Group Corp.	21,700	829
*	CACI International Inc. Class A	1,900	817
	WESCO International Inc.	4,400	698
	Ferguson plc	3,600	697
	Acuity Brands Inc.	2,800	676
	Paychex Inc.	5,580	662
	L3Harris Technologies Inc.	2,900	651
	Broadridge Financial Solutions Inc.	3,200	630
*	TrueBlue Inc.	60,700	625
*	Copart Inc.	11,280	611
*	Triumph Group Inc.	33,000	509
*	Enviri Corp.	55,300	477
*	Air Transport Services Group Inc.	34,283	476
	EMCOR Group Inc.	1,300	475
	Expeditors International of Washington Inc.	3,721	464
	Woodward Inc.	2,550	445
*	Generac Holdings Inc.	3,300	436
*	Hudson Technologies Inc.	47,600	418
	Copa Holdings SA Class A	4,100	390
	Flowserve Corp.	8,056	388
	AMETEK Inc.	2,000	333
*	API Group Corp.	8,200	309
	Rollins Inc.	5,800	283
	Robert Half Inc.	4,227	270
	Griffon Corp.	3,800	243
*	Resideo Technologies Inc.	11,733	230
*,2	Babcock & Wilcox Enterprises Inc.	146,800	213
*	RXO Inc.	7,946	208
	TriNet Group Inc.	1,850	185
	Donaldson Co. Inc.	2,500	179
	Tennant Co.	1,800	177
	Norfolk Southern Corp.	800	172
*	American Superconductor Corp.	6,800	159
*	Conduent Inc.	47,093	154
	Marten Transport Ltd.	6,946	128
	Encore Wire Corp.	400	116
*	Atmus Filtration Technologies Inc.	3,700	106
*	AZEK Co. Inc.	2,410	102
	MillerKnoll Inc.	3,500	93
	REV Group Inc.	3,510	87
	Argan Inc.	1,000	73
	Waste Connections Inc. (XTSE)	400	70
*	IBEX Holdings Ltd.	4,110	67
	TTEC Holdings Inc.	10,600	62
	Steelcase Inc. Class A	4,500	58
	Douglas Dynamics Inc.	2,200	51
*	Titan International Inc.	6,400	47
	Allegion plc	400	47
*	Kornit Digital Ltd.	3,000	44
	Granite Construction Inc.	400	25
*	Northwest Pipe Co.	700	24
	Quad/Graphics Inc.	4,240	23
	Covenant Logistics Group Inc.	300	15
*	TELUS International CDA Inc.	2,222	13
	Maximus Inc.	100	9
*	Franklin Covey Co.	159	6
	Greenbrier Cos. Inc.	117	6
*	Great Lakes Dredge & Dock Corp.	400	4
			1,172,467
Information Technology (31.4%)
	Microsoft Corp.	2,296,539	1,026,438
	NVIDIA Corp.	8,231,140	1,016,875
	Apple Inc.	3,568,284	751,552
	Broadcom Inc.	88,872	142,687
*	Adobe Inc.	253,916	141,060
	Texas Instruments Inc.	682,680	132,802
	KLA Corp.	151,249	124,706
*	Arista Networks Inc.	342,735	120,122

Vanguard® Growth and Income Fund
		Shares	Market Value ($000)
	Micron Technology Inc.	863,722	113,605
	Salesforce Inc.	434,855	111,801
*	ServiceNow Inc.	117,678	92,574
	Intuit Inc.	135,204	88,857
*	Advanced Micro Devices Inc.	540,954	87,748
	NXP Semiconductors NV	296,954	79,907
	NetApp Inc.	614,476	79,145
*	Synopsys Inc.	104,714	62,311
	QUALCOMM Inc.	294,450	58,649
	Cisco Systems Inc.	980,968	46,606
*	Gartner Inc.	94,321	42,356
	Applied Materials Inc.	164,110	38,728
	Motorola Solutions Inc.	94,670	36,547
	Entegris Inc.	254,210	34,420
*	Palantir Technologies Inc. Class A	1,198,900	30,368
	TE Connectivity Ltd.	189,333	28,481
	Oracle Corp.	201,600	28,466
	Analog Devices Inc.	113,700	25,953
*	VeriSign Inc.	143,625	25,537
	Jabil Inc.	233,302	25,381
*	Autodesk Inc.	95,070	23,525
*	MongoDB Inc.	72,790	18,195
	International Business Machines Corp.	96,800	16,742
*	Fortinet Inc.	267,500	16,122
	Lam Research Corp.	14,399	15,333
	Intel Corp.	471,100	14,590
	Accenture plc Class A	42,400	12,865
	Vontier Corp.	316,690	12,098
*	ON Semiconductor Corp.	169,200	11,599
	Seagate Technology Holdings plc	92,080	9,509
	HP Inc.	237,890	8,331
*	DocuSign Inc.	134,200	7,180
*	Sanmina Corp.	105,200	6,970
	Amdocs Ltd.	83,900	6,621
*	Fair Isaac Corp.	3,800	5,657
	Amphenol Corp. Class A	81,140	5,466
	Microchip Technology Inc.	55,700	5,097
*	EPAM Systems Inc.	25,700	4,834
*	Super Micro Computer Inc.	5,900	4,834
*	Crowdstrike Holdings Inc. Class A	12,600	4,828
*	UiPath Inc. Class A	375,800	4,765
	Corning Inc.	68,060	2,644
*	MaxLinear Inc.	103,400	2,082
*	Flex Ltd.	53,400	1,575
*	Yext Inc.	282,800	1,513
*	Kyndryl Holdings Inc.	46,000	1,210
	Gen Digital Inc. (XNGS)	46,080	1,151
*	Teradata Corp.	29,000	1,002
	Marvell Technology Inc.	13,500	944
*	Extreme Networks Inc.	66,800	898
*	Consensus Cloud Solutions Inc.	48,200	828
	Methode Electronics Inc.	79,800	826
*	Western Digital Corp.	10,600	803
	Hewlett Packard Enterprise Co.	37,200	788
*	Manhattan Associates Inc.	3,100	765
*	Appfolio Inc. Class A	2,900	709
*	NetScout Systems Inc.	36,500	668
*	Nutanix Inc. Class A	11,000	625
	Pegasystems Inc.	10,035	607
*	Credo Technology Group Holding Ltd.	17,836	570
*	Check Point Software Technologies Ltd.	3,200	528
*	Daktronics Inc.	34,810	486
*	Veeco Instruments Inc.	9,704	453
	Roper Technologies Inc.	664	374
*	Digital Turbine Inc.	184,856	307
*	Photronics Inc.	12,100	299
*	Weave Communications Inc.	32,778	296
*	TTM Technologies Inc.	14,000	272
	InterDigital Inc.	2,000	233
*	Xperi Inc.	27,800	228

Vanguard® Growth and Income Fund
		Shares	Market Value ($000)
*	Domo Inc. Class B	28,095	217
*	CommScope Holding Co. Inc.	169,600	209
*	Everspin Technologies Inc.	34,600	207
*	Rimini Street Inc.	66,134	203
*	PDF Solutions Inc.	5,100	186
	Amkor Technology Inc.	4,300	172
*	Unisys Corp.	33,500	138
	Badger Meter Inc.	700	130
*	Upland Software Inc.	51,949	129
*	Plexus Corp.	1,200	124
*	Expensify Inc. Class A	80,500	120
	AudioCodes Ltd.	8,565	89
*	NETGEAR Inc.	3,554	54
*	Infinera Corp.	7,700	47
*	Brightcove Inc.	16,028	38
*	8x8 Inc.	15,500	34
*,2	Maxeon Solar Technologies Ltd.	40,063	34
*	Applied Optoelectronics Inc.	2,600	22
*	Zeta Global Holdings Corp. Class A	300	5
			4,834,685
Materials (1.9%)
	Linde plc	141,535	62,107
	Celanese Corp.	356,724	48,119
	Sherwin-Williams Co.	128,400	38,318
	FMC Corp.	467,395	26,899
	Ecolab Inc.	89,850	21,384
	Freeport-McMoRan Inc.	401,190	19,498
	Mosaic Co.	493,700	14,268
	PPG Industries Inc.	108,000	13,596
	Dow Inc.	143,100	7,591
	Newmont Corp. (XNYS)	141,210	5,912
	Corteva Inc.	104,900	5,658
	Vulcan Materials Co.	20,700	5,148
	Packaging Corp. of America	24,770	4,522
	Westrock Co.	78,400	3,940
	Huntsman Corp.	126,900	2,890
	Nucor Corp.	16,546	2,616
	DuPont de Nemours Inc.	20,210	1,627
	Southern Copper Corp.	12,300	1,325
	Nutrien Ltd.	25,000	1,273
	LyondellBasell Industries NV Class A	12,200	1,167
	CRH plc	15,167	1,137
	Air Products and Chemicals Inc.	4,200	1,084
*	Constellium SE	53,400	1,007
	RPM International Inc.	6,000	646
	Warrior Met Coal Inc.	9,900	621
	SSR Mining Inc. (XTSE)	120,900	545
	American Vanguard Corp.	45,478	391
*	Axalta Coating Systems Ltd.	8,921	305
	Martin Marietta Materials Inc.	560	303
	Orion SA	13,700	301
*	ATI Inc.	5,200	288
*	Intrepid Potash Inc.	11,996	281
	Teck Resources Ltd. Class B	5,700	273
*	LSB Industries Inc.	30,400	249
	Sealed Air Corp.	5,400	188
*	SilverCrest Metals Inc.	21,300	174
	Mativ Holdings Inc.	5,399	92
*	Alto Ingredients Inc.	61,376	89
	SunCoke Energy Inc.	8,100	79
*	Summit Materials Inc. Class A	2,000	73
*	O-I Glass Inc.	5,600	62
*	Glatfelter Corp.	44,100	61
	Trinseo plc	26,000	60
	Pactiv Evergreen Inc.	3,000	34
*	Clearwater Paper Corp.	600	29
*	Metallus Inc.	1,269	26
	Valhi Inc.	895	16

Vanguard® Growth and Income Fund
		Shares	Market Value ($000)
	International Paper Co.	1	—
			296,272
Other (0.3%)
	SPDR S&P 500 ETF Trust	81,325	44,259
*,1	Paratek Pharmaceuticals Inc. CVR	15,782	1
*,1	Aduro Biotech Inc. CVR	67	—
*,1	Strongbridge Biopharm CVR	335	—
*,1	GCI Liberty Inc.	100	—
			44,260
Real Estate (1.3%)
	Welltower Inc.	604,201	62,988
	Simon Property Group Inc.	203,770	30,932
	American Tower Corp.	125,260	24,348
	SBA Communications Corp.	68,770	13,500
	Digital Realty Trust Inc.	82,800	12,590
	Host Hotels & Resorts Inc.	568,950	10,230
	Equity Residential	120,810	8,377
	Boston Properties Inc.	71,241	4,386
	First Industrial Realty Trust Inc.	76,600	3,639
	Kimco Realty Corp.	124,511	2,423
	Omega Healthcare Investors Inc.	66,200	2,267
	Ventas Inc.	26,100	1,338
	Regency Centers Corp.	20,875	1,298
	Healthcare Realty Trust Inc.	75,500	1,244
	Public Storage	4,247	1,222
	VICI Properties Inc.	40,100	1,148
	Equinix Inc.	1,200	908
	Crown Castle Inc.	9,100	889
	Innovative Industrial Properties Inc.	8,000	874
	CareTrust REIT Inc.	34,400	863
*	Anywhere Real Estate Inc.	218,100	722
	Phillips Edison & Co. Inc.	21,683	709
	Vornado Realty Trust	24,300	639
	Healthpeak Properties Inc.	30,500	598
	Kite Realty Group Trust	26,200	586
	Cousins Properties Inc.	21,400	495
	Americold Realty Trust Inc.	17,700	452
*	CBRE Group Inc. Class A	4,700	419
	Federal Realty Investment Trust	4,000	404
	Ryman Hospitality Properties Inc.	3,966	396
	Mid-America Apartment Communities Inc.	2,600	371
	Weyerhaeuser Co.	10,400	295
	RE/MAX Holdings Inc. Class A	24,938	202
	LXP Industrial Trust	21,900	200
	Veris Residential Inc.	12,700	190
	Industrial Logistics Properties Trust	51,141	188
	Orion Office REIT Inc.	44,800	161
*	Douglas Elliman Inc.	133,300	155
*	Seritage Growth Properties Class A	31,600	148
	Iron Mountain Inc.	1,449	130
	Office Properties Income Trust	63,197	129
	City Office REIT Inc.	23,106	115
	Hudson Pacific Properties Inc.	23,365	112
	Alexander & Baldwin Inc.	6,400	109
	InvenTrust Properties Corp.	2,800	69
*	Apartment Investment and Management Co. Class A	7,100	59
	Uniti Group Inc.	16,500	48
*	Forestar Group Inc.	1,100	35
	Franklin Street Properties Corp.	3,200	5
			193,605
Utilities (2.0%)
	Sempra	1,916,528	145,771
	Consolidated Edison Inc.	300,500	26,871
	Exelon Corp.	706,659	24,458
	Evergy Inc.	390,670	20,694
	Public Service Enterprise Group Inc.	200,860	14,803
	Entergy Corp.	83,360	8,920
	Eversource Energy	148,990	8,449
	Constellation Energy Corp.	40,300	8,071

Vanguard® Growth and Income Fund
		Shares	Market Value ($000)
	Edison International	112,100	8,050
	Vistra Corp.	77,476	6,661
	Xcel Energy Inc.	106,920	5,711
	Atmos Energy Corp.	44,384	5,177
	FirstEnergy Corp.	118,682	4,542
	PG&E Corp.	227,300	3,969
	Duke Energy Corp.	39,500	3,959
	Southern Co.	49,268	3,822
	CenterPoint Energy Inc.	109,800	3,402
	NextEra Energy Inc.	38,820	2,749
	Ameren Corp.	31,280	2,224
	AES Corp.	111,300	1,956
	NRG Energy Inc.	20,100	1,565
	Pinnacle West Capital Corp.	16,800	1,283
	CMS Energy Corp.	18,368	1,093
	UGI Corp.	21,400	490
	American States Water Co.	5,200	377
	Clearway Energy Inc. Class C	12,400	306
	MGE Energy Inc.	3,530	264
*	Montauk Renewables Inc.	21,900	125
	ALLETE Inc.	1,900	118
	National Fuel Gas Co.	800	43
			315,923
Total Common Stocks (Cost $9,698,466)			14,982,676
Temporary Cash Investments (2.6%)
Money Market Fund (2.6%)
[4,5]	Vanguard Market Liquidity Fund, 5.380% (Cost $398,083)	3,982,236	398,184
Total Investments (99.9%) (Cost $10,096,549)			15,380,860
Other Assets and Liabilities—Net (0.1%)			13,948
Net Assets (100%)			15,394,808
Cost is in $000.
*	Non-income-producing security.
1	Security value determined using significant unobservable inputs.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $393,000.
3	Restricted securities totaling $0, representing 0.0% of net assets.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $471,000 was received for securities on loan, of which $465,000 is held in Vanguard Market Liquidity Fund and $6,000 is held in cash.
ADR—American Depositary Receipt.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2024	1,332	367,732	1,186
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk

Vanguard® Growth and Income Fund
involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of June 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	14,982,674	—	2	14,982,676
Temporary Cash Investments	398,184	—	—	398,184
Total	15,380,858	—	2	15,380,860
Derivative Financial Instruments
Assets
Futures Contracts[1]	1,186	—	—	1,186
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.